Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Basis of preparation
2.1	Basis of preparation
The combined financial statements of the Group have been prepared in accordance with the International Financial Reporting Standards(“IFRSs”) as issued by International Accounting Standards Board (“IASB”). The combined financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial asset at fair value through profit or loss which is carried at fair value.
The combined financial statements of the Group were authorized for issue in accordance with a resolution of the directors passed on May 30, 2022.
The combined financial statements are prepared on a going concern basis. See Note 2.2 for details.
The preparation of financial statements in conformity with IFRSs requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the combined financial statements are disclosed in Note 4.

New and amendments to the accounting standards adopted and recent accounting pronouncements
2.1.1	New and amendments to the accounting standards adopted and recent accounting pronouncements
(a) Amendments to the accounting standards adopted
All effective standards, amendments to standards and interpretations, which are mandatory for the financial year beginning on January 1, 2020, are consistently applied to the Group for the years ended December 31, 2020 and 2021. The adoption of these amendments does not have any significant impact on the combined financial statements of the Group.
(b) New standards and interpretations not yet adopted
Standards, amendments and interpretations that have been issued but not yet effective and not been early adopted by the Group during the years ended December 31, 2020 and 2021 are as follows:

Standards and amendments	Effective for annual periods beginning on or after
IAS 16 (Amendment) ‘Property, plant and equipment – proceeds before intended use’	January 1, 2022
IAS 37 (Amendment) ‘Onerous contracts – cost of fulfilling a contract’	January 1, 2022
IFRS 3 (Amendment) ‘Reference to the conceptual Framework’	January 1, 2022
Annual Improvements to IFRS Standards 2018-2020	January 1, 2022
IFRS 17 Insurance Contracts	January 1, 2023
IFRS 17 (Amendment) Insurance Contracts	January 1, 2023
IAS 1 (Amendment) ‘Classification of liabilities as current or non-current’	January 1, 2023
IAS 1 and IFRS Practice Statement 2 (Amendment) - Disclosure of Accounting Policies	January 1, 2023
IAS 8 (Amendment) - Definition of Accounting Estimates	January 1, 2023
Amendments to IFRS 4 - Extension of the Temporary Exemption from Applying IFRS 9	January 1, 2023
Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction Tax	January 1, 2023
Amendment to IFRS 10 and IAS 28 regarding sales or contribution assets between an investor and its associate or joint venture	To be determined
The Company anticipates that the application of the above new standard, amendments and annual improvements will have no material impact on the Group’s combined financial statements in the foreseeable future.

Going concern basis
2.2	Going concern basis
The Group incurred net losses of RMB
82.2
million and RMB
252.3
million for the years ended December 31, 2020 and 2021, respectively. Net cash used in operating activities was RMB
63.0
million, and RMB
250.0
million for the years ended December 31, 2020 and 2021, respectively. The Group assesses its liquidity by its ability to generate cash from operating activities and attract additional capital and/or finance funding.
In January 2022, the Group raised funding through issuing convertible redeemable preference shares, with a total cash consideration of US$87.3 million (RMB556.3 million), and the Group expects that its existing cash and cash equivalents will be sufficient to fund its operations and meet all of its obligations as they fall due for at least twelve months from the date of issuance of financial statements. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenues while controlling operating expenses, as well as, generating operational cash flows and continuing to gain support from outside sources of financing. Based on the above considerations, the Group believes that funds from the equity financing will be sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months. The Group’s combined financial statements have been prepared on a going concern basis, which contemplates the realization of assets and liquidation of liabilities in the normal course of business.

Subsidiaries and non-controlling interests
2.3	Subsidiaries and non-controlling interests
Subsidiaries are all entities over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.
Intercompany transactions, balances and unrealised gains on transactions between Group companies are eliminated. Unrealised losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.
Non-controlling interests in the results and equity of subsidiaries are shown separately in the combined statements of loss and other comprehensive loss, combined statements of financial position, and combined statements of changes in equity, respectively. During the years ended December 31, 2020 and 2021, the net loss attributable to non-controlling interests were nil, respectively.
Entities acquired under common control or transactions accounted for in a manner similar to a pooling-of-interests (for example, a reorganization of entities under common control) are accounted under the “book value” accounting, where the Company recognizes the assets acquired and liabilities assumed using the book values of the transferor. When the combined financial statements are issued for a period that includes the date the common control transaction occurred, the Company’s combined financial statements of all prior periods are retrospectively revised to the earliest date presented.

Segment reporting
2.4	Segment reporting
Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (“CODM”). The CODM, who is responsible for allocating resources and assessing performance of the operating segments and making strategic decisions, has been identified as the Chief Executive Officer of the Group, who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole.
For the purpose of internal reporting and management’s operation review, the CODM and management personnel do not segregate the Group’s business by product or service lines. Hence, the Group has only one operating segment. In addition, the Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s assets and liabilities are substantially located in the PRC, substantially all revenues are earned and substantially all expenses are incurred in the PRC, no geographical segments are presented.

Foreign currency translation
2.5	Foreign currency translation
(a) Functional and presentation currency
Items included in the financial information of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The functional currency of the Company and its overseas subsidiaries is USD. The functional currency of subsidiaries in the Group incorporated in the PRC, is the Renminbi (“RMB”). The Group presents its combined financial statements in RMB, unless otherwise stated.

(b) Group companies
The results and financial position of all the Group entities (none of which has the currency of a hyper-inflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency as follows:

(i)	assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of reporting period ended.

(ii)
income and expenses for each income statement are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions); and

(iii)	all resulting currency translation differences are recognised in other comprehensive income or loss.
During years ended December 31, 2020 and 2021, there were no translation difference recognized for there was no overseas transactions led to translation differences.

Property, plant and equipment
2.6	Property, plant and equipment
All property, plant and equipment are stated at historical cost less accumulated depreciation and accumulated impairment losses (if any). Historical cost includes expenditures that are directly attributable to the acquisition of the items.
Subsequent costs are included in the asset’s carrying amount or recognised as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognised. All other repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.
Depreciation is calculated using the straight-line method to allocate their cost amounts, net of their residual values, over their estimated useful lives, as follows:

–	Electronic equipment	5 years
The asset’s residual values and useful lives are reviewed, and adjusted of appropriate at the end of each reporting period.
An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.
Gains and losses on disposals are determined by comparing proceeds with carrying amount, and are recognized in “Other losses, net” in the combined statement of loss and other comprehensive loss. During the years ended December 31, 2020 and 2021, no such disposal occurred.

Investments and other financial assets
2.7	Investments and other financial assets
(a) Classification
The Group classifies its financial assets in the following measurement categories:

•	those to be measured subsequently at fair value (either through other comprehensive income or through profit or loss), and,

•	those to be measured at amortised cost.
The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.
For assets measured at fair value, gains and losses will either be recorded in profit or loss or other comprehensive income (“OCI”). For investments in equity instruments that are not held for trading, this will depend on whether the Group has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (“FVOCI”).
(b) Recognition and derecognition
Regular way purchases and sales of financial assets are recognised on trade-date, the date on which the Group commits to purchase or sell the asset.
The Group derecognises a financial asset, if the part being considered for derecognition meets one of the following conditions: (i) the contractual rights to receive the cash flows of the financial asset expire; (ii) the contractual rights to receive the cash flows and substantially all the risks and rewards of ownership of the financial asset have been transferred; or (iii) the Group retains the contractual rights to receive the cash flows of the financial asset, but assumes a contractual obligation to pay the cash flows to the eventual recipient in an agreement that meets all the conditions of derecognition of transfer of cash flows (“pass through” requirements) and substantially all the risks and rewards of ownership of the financial asset have been transferred.
Where a transfer of a financial asset in its entirety meets the criteria for derecognition, the difference between the two amounts below is recognised in profit or loss or retained earnings:

•	the carrying amount of the financial asset transferred; and

•	the sum of the consideration received from the transfer and any cumulative gains or losses that has been recognised directly in equity.
(c) Measurement
At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (“FVPL”), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial asset carried at FVPL are expensed in profit or loss.
Equity instruments
The Group subsequently measures all equity investments at fair value. Where the Group’s management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognised in profit or loss as other income when the Group’s right to receive payments is established.
Changes in the fair value of financial asset at FVPL are recognized in profit or loss and presented within other losses in the statement of loss as applicable. Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value.
(d) Impairment
The Group assesses on a forward-looking basis the expected credit losses (“ECL”) associated with its debt instruments carried at amortised cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk.

Trade receivables and other receivables

2.8	Trade receivables and other receivables
Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. Majority of other receivables and prepayments are from online EV charging solutions services. They are generally due for settlement within one year (or in the normal operating cycle of the business if longer) and therefore all classified as current.
Trade receivables and other receivables are recognized initially at the amount of consideration that is unconditional unless they contain significant financing components, when they are recognized at fair value. The Group holds the trade receivables and other receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method. See Note
7
 for further information about other receivables and Note 3.1 for a description of the Group’s financial risk.
Impairment on trade receivables and other receivables is measured as either
12-month
expected credit losses or lifetime expected credit losses, depending on whether there has been a significant increase in credit risk since initial recognition. If a significant increase in credit risk of a deposit or receivable has occurred since initial recognition, the impairment is measured as lifetime expected credit losses. See Note 3.1 for details.

Cash and cash equivalents
2.9	Cash and cash equivalents
For the purpose of presentation in the combined statements of cash flows, cash and cash equivalents includes cash on hand, cash at bank, and deposits held at licensed payment platforms that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, having been within three months of maturity at acquisition.

Share capital
2.10	Share capital
Ordinary shares are classified as equity. Incremental costs directly attributable to the issuance of new shares are shown in equity as a deduction, net of tax, from the proceeds.
Trade and other payables
2.11	Trade and other payables
Trade and other payables represent liabilities for goods and services provided to the Group prior to the end of financial year which are unpaid. These amounts are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognised initially at their fair value and subsequently measured at amortized cost using the effective interest method.

Current and deferred income tax
2.12	Current and deferred income tax
The income tax expense or credit for the period is the tax payable on the current period’s taxable income based on the applicable income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences and to unused tax losses.
(a) Current income tax
The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the end of the reporting period in the countries where the Company’s subsidiaries and associates operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.
(b) Deferred income tax
Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the combined financial statements. However, the deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the statement of financial position date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.
Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized.
(c) Offsetting
Deferred tax assets and liabilities are offset where there is a legally enforceable right to offset current income tax assets and liabilities and when the deferred tax balances relate to the same taxation authority. Current tax assets and tax liabilities are offset where the entity has a legally enforceable right to offset and intends either to settle on a net basis, or to realize the asset and settle the liability simultaneously.
(d) Uncertain tax positions
In determining the amount of current and deferred income tax, the Group takes into account the impact of uncertain tax positions and whether additional taxes, interest or penalties may be due. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. New information may become available that causes the Group to change its judgment regarding the adequacy of existing tax liabilities. Such changes to tax liabilities will impact tax expense in the period that such a determination is made.

Employee benefits
2.13	Employee benefits
(a) Short-term obligations
Liabilities for wages and salaries, including
non-monetary
benefits and accumulating sick leave that are expected to be settled wholly within 12 months after the end of the period in which the employees render the related service are recognized in respect of employees’ services up to the end of the reporting period and are measured at the amounts expected to be paid when the liabilities are settled. The liabilities are presented as current employee benefit obligations in the statement of financial position.
(b) Post-employment obligations
The Group has a defined contribution plan in which the Group pays fixed contributions to publicly administered pension insurance plans on a mandatory basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognised as employee benefit expenses when they are due.

(c) Housing funds, medical insurances and other social insurances
Employees of the Group in the PRC are entitled to participate in various government-supervised housing funds, medical insurances and other social insurances plan. The Group contributes on a monthly basis to these funds based on certain percentages of the salaries of the employees, subject to certain ceiling. The Group’s liability in respect of these funds is limited to the contributions payable in each year. Contributions to the housing funds, medical insurances and other social insurances are expensed as incurred.
(d) Bonus plan
The expected cost of bonuses is recognized as a liability when the Group has a present legal or constructive obligation for payment of bonus as a result of services rendered by employees and a reliable estimate of the obligation can be made. Liabilities for bonus plans are expected to be settled within 1 year and are measured at the amounts expected to be paid when they are settled.

Revenue recognition
2.14	Revenue recognition
Revenue is measured at the fair value of the consideration received or receivable for the sales of goods or services in the ordinary course of the Group’s activities.
When another party is involved in providing goods or services to a customer, the Group determines whether the nature of its promise is a performance obligation to provide the specified goods or services itself (i.e., the Group is a principal) or to arrange for those goods or services to be provided by the other party (i.e., the Group is an agent).
The Group is a principal if it controls the specified goods or services before those goods or services are transferred to a customer.
The Group is an agent if its performance obligation is to arrange for the provision of the specified goods or services by another party. In this case, the Group does not control the specified goods or services provided by another party before those goods or services are transferred to the customer. When the Group acts as an agent, it recognises revenue in the amount of any fee or commission to which it expects to be entitled in exchange for arranging for the specified goods or services to be provided by the other party.
Revenue is recognized when or as the control of the goods or services is transferred to a customer. Depending on the terms of the contract and the laws that apply to the contract, control of the goods and services may be transferred over time or at a point in time.
Control of the goods and services is transferred over time if the Group’s performance:

i.	provides all of the benefits received and consumed simultaneously by the customer;

ii.	creates and enhances an asset that the customer controls as the Group performs; or

iii.	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.
If control of the goods or services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of the goods and services.

2.14.1 The accounting policy for the Group’s principal revenue sources
Online EV charging solutions
The Group offers effective mobility connectivity services by a platform to connect charging station operators and end-users to facilitate the completion of successful EV charging. The performance obligations for the Group is to present the charging stations and charging piles on the platform, and provide such information for end-users who visit the platform, they could select charging stations and charging piles on their own. Upon the completion of an EV charging order, the Group recognises the service income charged to operators and end-users. The Group provides services to both charging station operators and end-users according to agreements, and the Group performs its obligations for both parties during one transaction, both charging stations and end-users
are regarded as the customers of platform services.
The Group has determined that it acts as an agent in the online EV charging solutions services as (i) the Group does not obtain control of the services prior to its transfer to the end-user; (ii) the Group does not direct charging stations to perform the service on the Group’s behalf, (iii) the Group is not primarily responsible for charging services provided to end-users, nor do the Group has inventory risk related to these services, and (iv) the Group facilitates setting the price for charging services, however, charging stations and end-users have the ultimate discretion in accepting the transaction price and this indicator alone does not result in controlling the services provided to end-users.
The Group pays to the charging station operators in advance before the delivery of service and records it as prepayment as it could be returned. In some cases, the Group may settle afterwards and the balance owed to operators is recorded as other payable. Besides that, the Group also provides other online solutions, such as software as a service (“SaaS”) to charging stations to improve the digitalization and the management of them.
Offline EV charging solutions
The Group offers offline services to charging station operators related to their operations, including operation of EV charging station, hardware procurement, electricity procurement.
In case the Group leases certain EV charging stations and operates the EV charging stations on its own discretion, the Group has determined that it acts as a principal in the services as the Group is primarily responsible for providing the EV charging service to EV drivers. The Group provides charging services based on orders from its own platform as well as other third-party’s platforms. Also, the Group has full discretion in establishing service fee rates for the charging services to customers. EV charging fee includes electricity bills and charging service fees. EV charging service fees received/receivable by the Group under such instances are recognised as revenue on a gross basis when the service is rendered. The electricity bills received will be remitted to the electricity providers and are recorded to deduct prepayment to the electricity providers.
For the hardware procurement services, the Group procures charger piles at bulk purchase prices from charger manufacturers and re-sells
these charger piles to charging station operators at discounted prices. The Group has the discretion on prices, but the Group does not control the hardware during the transactions since the orders are on demand basis to the charger manufacturers. For the electricity procurement, the Group negotiates with State Grid for favourable prices, and charges charging station operators for a take rate on the procurement value, while the Group does not control the electricity before the service delivered. Therefore, the Group recognizes revenue of hardware procurement and electricity procurement on a net basis upon the completion of the transactions.
Non-charging
solutions and other services
The Group provides charging station operators with additional retail services and other amenities and ancillary services. The Group charges commission fees based on the value of the facility and the merchandise supplied to charging station operators. Revenues for such services are recognized when the Group satisfies the performance obligations under the service contracts.

2.14.2 Contract balances
When either party to a contract has performed, the Group presents the contract in the statement of financial position as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.
A contract asset is the Group’s right to consideration in exchange for goods and services that the Group has transferred to a customer. A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due.
If a customer pays consideration or the Group has a right to an amount of consideration that is unconditional, before the Group transfers a good or service to the customer, the Group presents the contract liability when the payment is made or a receivable is recorded (whichever is earlier). A contract liability is the Group’s obligation to transfer goods or services to a customer for which the Group has received consideration (or an amount of consideration is due) from the customer.
2.14.3 Incentives

The Group offers discounts and promotions to end-users to encourage use of the platform in online EV charging solutions business. The Group records such incentives to end-users as reduction of revenue, to the extent of the revenue collected from the customers. In certain transactions, the incentives offered to the end-users
exceed the revenue generated from the same transaction. The excess payment is presented as selling and marketing expense instead of negative revenue, as the payment does not relate to any other contracts (including past contracts or anticipated future contracts) with the customers.

Cost of revenue
2.15	Cost of revenue
Cost of revenues mainly consists of value-added tax (“VAT”) surcharges, depreciation of right-of-use assets, payment processing cost, employee benefit expenses and others.
Selling and marketing expenses
2.16	Selling and marketing expenses
Selling and marketing expenses mainly consist of expenses of certain discounts and promotions to end-users, salaries for sales and marketing personnel, and advertising expenses for branding and acquiring end-users for charging services. Advertising costs are expensed when the service is received.
In connection with the online EV charging solutions, the Group offers discounts and promotions to end-users to encourage use of the platform. Accordingly, the Group records the cost of these discounts and promotions as a reduction of revenue on a transaction-by-transaction basis at the time the transaction is completed. In certain transactions, the incentives offered to the end-users exceed the revenue generated from the customers for the same transaction. The excess part is presented as an expense instead of negative revenue, as it does not relate to any other contracts (including past contracts or anticipated future contracts) with the customers.

Administrative expenses
2.17	Administrative expenses
Administrative expenses mainly consist of salaries and benefits for management and administrative personnel, rental and related expenses, professional fees and other general corporate expenses.

Research and development expenses
2.18	Research and development expenses
Research and development expenses mainly consist of salaries and benefits as well as related expenses by research and development team. All research and development costs are expensed as incurred.

Income tax
2.19	Income tax
Income tax for each year comprises current tax and movements in deferred tax assets and liabilities. Current tax and movements in deferred tax assets and liabilities are recognized in profit or loss except to the extent that they relate to items recognized in other comprehensive income or directly in equity, in which case the relevant amounts of tax are recognized in other comprehensive income or directly in equity, respectively.
Current tax is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at the end of the reporting year, and any adjustment to tax payable in respect of previous years. Deferred tax assets and liabilities arise from deductible and taxable temporary differences respectively, being the differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases.

Provisions and contingent liabilities
2.20	Provisions and contingent liabilities
Provisions are recognized for other liabilities of uncertain timing or amount when the Company has a legal or constructive obligation arising as a result of past event, it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate can be made. Where the time value of money is material, provisions are stated at the present value of the expenditure expected to settle the obligation.
Where it is not probable that an outflow of resources will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of resources is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events are also disclosed as contingent liabilities unless the probability of outflow of resources is remote.

Loss per share
2.21	Loss per share
(a) Basic earnings per share
Basic loss per share is calculated by dividing:

•	the loss attributable to equity holders of the Company, excluding any costs of servicing equity other than ordinary shares; and

•	by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year/period and excluding treasury shares.
(b) Diluted earnings per share
Diluted loss per share adjusts the figures used in the determination of basic loss per share to take into account:

•	the after-income tax effect of interest and other financing costs associated with dilutive potential ordinary shares; and

•	the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all dilutive potential ordinary shares.

Leases
2.22	Leases
The Group, as a lessee, leases office buildings and charging stations. Lease contracts are typically made for fixed periods of two years to five years. Lease is recognised as a right-of-use
asset and a corresponding lease liability at the date at which the leased asset is available for use by the Group.
Contracts may contain both lease and
non-lease
components. The Group allocates the consideration in the contract to the lease and non-lease
components based on their relative stand-alone prices. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor. Leased assets may not be used as security for borrowing purposes.
Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the fixed payments (including in-substance
fixed payments). Lease payments to be made under reasonably certain extension options are also included in the measurement of the liability.
The lease payments are discounted using the interest rate implicit in the lease. The Group uses the incremental borrowing rate, for the implicit rate cannot be readily determined, which is the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use
assets in a similar economic environment with similar terms, security and conditions.
Lease payments are allocated between principal and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period.
Right-of-use
assets are measured at cost comprising the following:

•	the amount of the initial measurement of lease liabilities;

•	any lease payments made at or before the commencement date less any lease incentives received;

•	any initial direct costs; and

•	restoration costs.
Right-of-use
assets are generally depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use
assets is depreciated over the underlying asset’s useful life.
Payments associated with short-term leases of equipment and office buildings are recognised on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less without a purchase option.

Finance income/(costs), net
2.23	Finance income/(costs), net
Finance income/(costs), net mainly consists of finance costs related to operating lease, and interest income from bank deposits.